Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
December 31, 2015 (millions of Canadian dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	579	270	24	333
Other	7	4	—	3

	586	274	24	336

December 31, 2014 (millions of Canadian dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	573	303	3	273
Other	5	2	—	3

	578	305	3	276